Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair value measurements
Fair value measurements

Note 7.Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

-	Level 1, defined as observable inputs such as quoted prices in active markets;
-	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
-	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2025		As at December 31, 2024		Fair
	Carrying		Carrying		Value
USD’000	amount	Fair value	amount	Fair value	level	Note ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	129	129	—	—	3	19
Investment, current	10,032	10,032	—	—	2	11
Crypto assets	121	121	96	96	1	16

Nonrecurring fair value measurements
Accounts receivable, net of allowance for credit losses	5,109	5,109	4,285	4,285	3	9
Equity securities, at cost	517	517	455	455	3	20
Accounts payable	19,207	19,207	13,496	13,496	3	23
Notes payable	748	748	5,900	5,900	3	25
Indebtedness to related parties, current	84	84	78	78	3	25
Convertible note payable, current	10	10	9	9	3	25
Bonds, mortgages and other long-term debt	1,047	1,047	102	102	3	25
Indebtedness to related parties, noncurrent	1,324	1,324	1,387	1,387	3	25

The following methods and assumptions were used to estimate the fair value of the Group’s financial instruments:

-	Available-for-sale debt securities, noncurrent - fair value remeasured as at reporting period, based on information available.
-	Investment, current – consists of a managed investment account held with UBS Switzerland AG. Although the account is made up of a diversified, actively managed portfolio, including publicly traded equity securities, investment funds and exchange-traded funds, fixed-income instruments, structured products, and fiduciary call deposits and short-term cash balances, with fair value levels ranging from Level 1 to Level 3, fair value is remeasured as at reporting period, based on the statement of assets made available by UBS at the reporting date, which falls under Level 2.
-	Crypto assets measured at fair value - fair value remeasured as at reporting period, based on quoted prices on crypto exchanges.
-	Short-term instruments – carrying amounts of accounts receivable, net of allowance for credit losses, accounts payable, indebtedness to related parties, current and convertible note payable, current, approximate fair value due to the short-term nature of these instruments.
-	Equity securities, at cost – no readily determinable fair value, measured at cost minus impairment.
-	Bonds, mortgages and other long-term debt – carrying amount approximated fair value.
-	Indebtedness to related parties, noncurrent – carrying amount approximated fair value.